Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 542,591	$ 924,428
Restricted cash	51,139
Accounts and note receivable, net	640,778	562,058
Inventories, net	291,029	362,963
Prepaid expenses and other current assets, net	662,877	875,119
Total current assets	3,121,054	2,739,242
Non-current assets:
Intangible assets, net	523,846	299,797
Property, plant and equipment, net	5,094,545	3,731,403
Real estate properties for lease, net	60,908	2,238,577
Operating lease right-of-use assets, net	59,680	125,009
Financing lease right-of-use assets, net		8,523
Other non-current assets	34,624	28,453
Total non-current assets	5,773,603	6,431,762
TOTAL ASSETS	8,894,657	9,171,004
Current liabilities:
Short-term bank borrowings	2,648,199	2,726,197
Accounts payable	409,124	304,668
Amounts due to related parties	2,162,876	341,563
Accrued expenses and other current liabilities	4,674,876	2,039,329
Long-term bank borrowings, current portion	123,299	596,335
Convertible note	868,925
Operating lease liabilities, current	59,680	61,099
Total current liabilities	10,946,979	6,069,191
Non-current liabilities:
Long-term bank borrowings	2,814,862	2,429,465
Operating lease liabilities, non-current		63,910
Other non-current liabilities	306,766	273,850
Total non-current liabilities	3,121,628	2,767,225
TOTAL LIABILITIES	14,068,607	8,836,416
Commitments and Contingencies
Equity (deficit)
Ordinary shares* (par value of US$0.0001 per share; 100,000,000 ordinary shares authorized as of December 31, 2023 and 2024, respectively; 13,855,239 and 18,588,342 ordinary shares issued as of December 31, 2023 and 2024, respectively; 13,855,239 and 16,788,342 ordinary shares outstanding as of December 31, 2023 and 2024, respectively)	1,859	1,386
Additional paid-in capital	8,962,753	11,462,669
Accumulated deficit	(13,731,023)	(11,213,083)
Accumulated other comprehensive income	557,094	344,870
MKDWELL Tech Inc. shareholders’ equity (deficit)	(4,209,317)	595,842
Non-controlling interests	(964,633)	(261,254)
Total equity (deficit)	(5,173,950)	334,588
TOTAL LIABILITIES AND EQUITY (DEFICIT)	8,894,657	9,171,004
Related Party [Member]
Current assets:
Amounts due from related parties	932,640	14,674
Current liabilities:
Amounts due to related parties	$ 2,162,876	$ 341,563